Acquisitions and Divestitures - Assets Acquired and Liabilities Assumed (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 06, 2017 USD ($)	Jul. 04, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)	Aug. 17, 2017 USD ($)
Liabilities:
Goodwill			$ 2,904.7	$ 2,702.7
2018 Acquisitions
Liabilities:
Goodwill				146.2
Identifiable intangible assets recognised as of acquisition date				38.9
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired					100.00%	100.00%
Assets:
Insurance contract receivables					$ 0.0
Portfolio investments					9.1
Recoverable from reinsurers					0.0
Deferred income taxes					11.3
Goodwill and intangible assets					16.8
Other assets					413.9
Assets					451.1
Liabilities:
Accounts payable and accrued liabilities					181.0
Deferred income taxes					4.4
Funds withheld payable to reinsurers					0.0
Insurance contract liabilities					0.0
Borrowings					195.9
Liabilities					381.3
Non-controlling interests					0.0
Purchase consideration					41.1	$ 53.3
Excess of fair value of net assets acquired over purchase consideration					28.7
Assets acquired (liabilities assumed)					$ 451.1
Allied World
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired	94.60%						5.40%
Assets:
Insurance contract receivables	$ 1,212.5
Portfolio investments	8,568.7
Recoverable from reinsurers	2,363.6
Deferred income taxes	0.0
Goodwill and intangible assets	1,726.9
Other assets	223.5
Assets	14,095.2
Liabilities:
Accounts payable and accrued liabilities	300.7
Income taxes payable	3.4
Deferred income taxes	118.0
Funds withheld payable to reinsurers	193.5
Insurance contract liabilities	8,467.7
Borrowings	860.5
Liabilities	9,943.8
Non-controlling interests	173.5
Purchase consideration	3,977.9						$ 229.0
Excess of fair value of net assets acquired over purchase consideration	0.0
Assets acquired (liabilities assumed)	14,095.2
Subsidiary cash and cash equivalents	1,195.4
Restricted cash and cash equivalents	4.8
Goodwill	937.9
Identifiable intangible assets recognised as of acquisition date	789.0
Grivalia Properties
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired		52.60%
Assets:
Insurance contract receivables		$ 0.0
Portfolio investments		139.1
Recoverable from reinsurers		0.0
Deferred income taxes		0.3
Goodwill and intangible assets		0.0
Other assets		1,020.4
Assets		1,159.8
Liabilities:
Accounts payable and accrued liabilities		25.3
Income taxes payable		4.2
Deferred income taxes		0.0
Funds withheld payable to reinsurers		0.0
Insurance contract liabilities		0.0
Borrowings		137.6
Liabilities		167.1
Non-controlling interests		470.5
Purchase consideration		519.7
Excess of fair value of net assets acquired over purchase consideration		2.5
Assets acquired (liabilities assumed)		1,159.8
Subsidiary cash and cash equivalents		$ 26.3
Fairfax Latam
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired			100.00%
Assets:
Insurance contract receivables			$ 207.1
Portfolio investments			249.3
Recoverable from reinsurers			631.4
Deferred income taxes			38.2
Goodwill and intangible assets			24.5
Other assets			81.0
Assets			1,231.5
Liabilities:
Accounts payable and accrued liabilities			198.9
Income taxes payable			15.1
Deferred income taxes			18.0
Funds withheld payable to reinsurers			9.8
Insurance contract liabilities			821.8
Borrowings			0.0
Liabilities			1,063.6
Non-controlling interests			0.0
Purchase consideration			167.9
Excess of fair value of net assets acquired over purchase consideration			0.0
Assets acquired (liabilities assumed)			1,231.5
Subsidiary cash and cash equivalents			67.2
Other
Assets:
Insurance contract receivables			0.4	4.1
Portfolio investments			76.0	34.3
Recoverable from reinsurers			0.7	10.0
Deferred income taxes			5.0	1.6
Goodwill and intangible assets			384.1	168.3
Other assets			290.1	130.7
Assets			756.3	349.0
Liabilities:
Accounts payable and accrued liabilities			167.4	102.6
Income taxes payable			1.1
Deferred income taxes			4.3	1.8
Funds withheld payable to reinsurers			0.1	0.7
Insurance contract liabilities			3.0	13.9
Borrowings			83.9	22.2
Liabilities			259.8	141.2
Non-controlling interests			8.1	4.0
Purchase consideration			488.4	202.4
Excess of fair value of net assets acquired over purchase consideration			0.0	1.4
Assets acquired (liabilities assumed)			$ 756.3	349.0
Brand names | 2018 Acquisitions
Liabilities:
Identifiable intangible assets recognised as of acquisition date				17.3
Brand names | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	71.0
Media Content and Non-Compete Agreements | Boat Rocker Media Inc. (Boat Rocker)
Liabilities:
Identifiable intangible assets recognised as of acquisition date				12.1
Customer and broker relationships | 2018 Acquisitions
Liabilities:
Identifiable intangible assets recognised as of acquisition date				$ 6.1
Customer and broker relationships | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	574.0
Lloyd's participation rights | Allied World
Liabilities:
Identifiable intangible assets recognised as of acquisition date	$ 87.0